FHLB Advances and Other Borrowings - FHLB Advances (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Banking and Thrift [Abstract]
Within 1 year	$ 100,000	$ 0
1 to 3 years	700,000	350,000
4 to 5 years	730,000	850,000
More than 5 years	400,000	730,000
FHLB advances	1,930,000	1,930,000
Advances that are callable	0	175,000
Within 1 year	100,000	175,000
1 to 3 years	700,000	350,000
4 to 5 years	730,000	775,000
More than 5 years	400,000	630,000
Weighted average interest rate at end of year	3.52%	3.52%	3.60%
Weighted daily average interest rate during the year	3.49%	3.57%	4.14%
Daily average of FHLB advances	1,955,205	1,905,479	1,949,019
Maximum amount of FHLB advances at any month end	2,205,000	1,930,000	1,961,895
Interest expense during the year (excludes interest rate swap expense)	$ 68,307	$ 68,075	$ 80,617
Credit line total percentage of assets	50.00%